GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
Schedule of discontinued operations
	Year ended December 31,
	(* 2015	2014	2013

Revenue	$68,672	$139,644	$127,769
Cost of sales	26,956	72,073	65,333
Operating expenses	36,307	62,041	58,142

Operating income	5,409	5,530	4,294
Other expenses, net	284	565	-
Gain on disposal of the discontinued operations	147,334	-	-

Income before taxes on income	152,459	4,965	4,294
Taxes on income	34,206	2,040	1,490

Total net income on discontinued operations	$118,253	$2,925	$2,804

Schedule of assets and liabilities classified as discontinued operations
	Year ended December 31,
	2015	2014

Trade receivables	$5,224	$25,977
Prepaid expenses and other current assets	3,893	7,159
Long Term Investments	-	5,509
Severance pay fund	-	4,997
Deferred taxes	-	5,296
Goodwill	-	35,122
Other classes of assets	25	5,645

Total assets of discontinued operations	9,142	89,705

Trade payables	-	2,822
Accrued expenses and other liabilities	12,698	28,813
Deferred revenue	-	22,722
Accrued severance pay	-	5,463
Other classes of liabilities	2,455	2,640

Total liabilities of discontinued operations	$15,153	$62,460